ACQUISITIONS - Narrative (Details) € in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Mar. 28, 2023 CAD ($)	Dec. 22, 2022 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Jan. 01, 2024 CAD ($)	Jan. 01, 2024 EUR (€)	Nov. 16, 2023 CAD ($)	Nov. 16, 2023 USD ($)	Jul. 03, 2023 CAD ($)	Jul. 03, 2023 EUR (€)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 28, 2023 USD ($)	Mar. 03, 2023	Dec. 22, 2022 EUR (€)
Avidity Science, LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%	100.00%
Cash consideration									$ 267,649	$ 195,471
Trade and other receivables recognised as of acquisition date									$ 17,616
Percentage of goodwill and intangible assets not tax deductible									17.00%	17.00%
Revenue of acquiree since acquisition date			$ 38,615
Profit (loss) of acquiree since acquisition date			(926)
Revenue of combined entity as if combination occurred at beginning of period			64,358
Profit (loss) of combined entity as if combination occurred at beginning of period			1,543
IT.ACA. Engineering S.r.l.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%	100.00%
Cash consideration			$ 4,813			€ 3,290	$ 12,444	€ 8,507
Contingent consideration period			36 months
IT.ACA. Engineering S.r.l. | Major business combination
Disclosure of detailed information about business combination [line items]
Cash consideration				$ 7,631	€ 5,217
IT.ACA. Engineering S.r.l., Odyssey Validation Consultants Limited and Yazzoom B.V.
Disclosure of detailed information about business combination [line items]
Cash consideration							23,363
Trade and other receivables recognised as of acquisition date							$ 3,524
Odyssey Validation Consultants Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%	100.00%
Cash consideration											$ 5,636	€ 3,898
Yazzoom B.V.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													100.00%	100.00%
Cash consideration													$ 5,283	€ 3,655
IPCOS Group N.V., Zi-Argus Australia Pty Ltd. and Zi-Argus Ltd. and Triad Unlimited LLC
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 58,639
Trade and other receivables recognised as of acquisition date	$ 10,464
Triad Unlimited LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%																100.00%
Cash consideration	$ 20,623																$ 15,166
Contingent consideration period	2 years
Contingent consideration recognised as of acquisition date	$ 7,953																$ 5,849
Zi-Argus Australia Pty Ltd. and Zi-Argus Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																		100.00%
Cash consideration															$ 24,500	$ 18,015
IPCOS Group N.V.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%																	100.00%
Cash consideration		$ 24,722																	€ 17,100
Contingent consideration period		36 months
Contingent consideration recognised as of acquisition date		$ 3,253																	€ 2,250